Provision For Income Taxes And Deferred Income Taxes - Summary of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Total current	$ 48,167	$ 13,285
Total deferred	(4,447)	1,176
Total	43,720	14,461
Federal Tax Expense [Member]
Statements [Line Items]
Total current	35,784	10,455
Total deferred	(2,566)	1,124
State Tax Expense [Member]
Statements [Line Items]
Total current	12,383	2,830
Total deferred	$ (1,881)	$ 52